Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the period	$ (1,022,518)	$ (36,556)	$ (467,058)	$ (88,196)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	3,229		188,934
Stock-based compensation, related party	41,289		22,500
Changes in operating assets and liabilities
Accounts receivable, related party	500,000		(500,000)
Prepaid expense	(54,166)		(30,000)
Prepaid expense, related party			(35,000)
Accrued interest receivable, related party	752		(789)
Deferred service costs	(61,207)		(21)
Deferred offering costs	(121,558)
Accrued interest on loans payable, related party	723	(43,893)
Accrued interest on notes payable	15,795		35,004	15,513
Accounts payable and accrued expenses	232,201		82,290	44,863
Accounts payable and accrued expenses, related party	(21,085)	7,315	51,616
Net cash (used in) operating activities	(486,545)	(73,134)	(652,524)	(27,820)
Investing activities
Repayment of loan issued to related party	100,000		(99,963)
Investment in related party			(37)
Net cash provided by investing activities	100,000		(100,000)
Financing activities
Proceeds from issuance of loans payable, related party	200,000
Proceeds from issuance of convertible notes payable		20,000	355,000	70,000
Proceeds from share issuance			560,000
Share issue costs			(3,533)
Net cash provided by financing activities	200,000	20,000	911,467	70,000
Net changes in cash and equivalents	(186,545)	(53,134)	158,943	42,180
Cash and equivalents at beginning of the period	214,993	56,050	56,050	13,870
Cash and equivalents at end of the period	28,448	2,916	214,993	56,050
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid in interest
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock-based compensation	3,229		188,934
Stock-based compensation, related party	41,289		$ 22,500
Subscription receipts - escrow	$ 5,468,195